Note 6 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	2	2
Fair value, less than twelve months		$ 1,159
Gross unrealized losses, less than twelve months		(11)
Fair value, twelve months or greater	1,706	521
Gross unrealized losses, twelve months or greater	(54)	(17)
Fair value	1,706	1,680
Gross unrealized losses	(54)	(28)
Short-Term Bond Fund [Member]
Note 6 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	1	1
Fair value, less than twelve months		1,159
Gross unrealized losses, less than twelve months		(11)
Fair value, twelve months or greater	1,180
Gross unrealized losses, twelve months or greater	(34)
Fair value	1,180	1,159
Gross unrealized losses	(34)	(11)
Limited-Term Bond Fund [Member]
Note 6 - Investment Securities Available for Sale (Details) - Gross Unrealized Losses and Fair Value [Line Items]
Number of securities	1	1
Fair value, twelve months or greater	526	521
Gross unrealized losses, twelve months or greater	(20)	(17)
Fair value	526	521
Gross unrealized losses	$ (20)	$ (17)